17. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS	Subsequent to December 31, 2013, 50,000 stock options with an exercise price of C$1.27 and 1,289,000 stock options with an exercise price of C$1.32 expired.